INVESTMENTS ( Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	$ 31	$ 49
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater than 90 Days Past Due	0	0
Total Past Due	0	0
Current	31	49
Total financing receivables	31	49
Recorded Investment 90 Days Past Due and Still Accruing	0	0
Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9	14
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9	14
1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16	17
1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	6
1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	12
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	12
Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16	33
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16	33
0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		4
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		4
0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16	17
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16	17
0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan		12
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables		12
50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	6
50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6	6
70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0	0
90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9	10
90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9	10
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9	10
With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	9	10
Unpaid principal balance	9	10
Related allowance	(3)	(4)
Average Record investments	$ 10	$ 10